Loans payable (Disclosure of detailed information about Executive loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ 15,966	$ (175,749)
Executive Loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	152,640	534,974
Addition loan	178,937	378,999
Net repayments	(244,391)	(648,600)
Unrealized foreign exchange	0	(112,733)
Principal ending balance	$ 87,186	$ 152,640